Provisions - Summary of Changes in Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amount recognized in the other comprehensive income
Experience adjustment	$ 3.2	$ (2.4)	$ 3.1
Actuarial changes arising from changes in demographic assumptions	(2.2)	0.8	(1.7)
Actuarial changes arising from changes in financial assumptions	(3.2)	20.8	2.9
Return on plan assets (excluding amounts included in net interest expense)	(3.8)	(10.0)	(0.5)
Sub-total included in the other comprehensive income	$ (6.0)	$ 9.2	$ 3.8